Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 25, 2020	Jan. 02, 2020	Mar. 29, 2019
Non-Controlling Interest (Details) [Line Items]
Shares issued (in Shares)					115
Related party description	Total 1 billion SMPT tokens are offered by Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group. In July 2019, SPLP transferred 100,000,000 SMPT tokens to Aenco Solutions Limited, a related party of the Group, in exchange for the services related to the tokens creation, offering and 5-year consultancy service. Amount of $300,000 were classified as a component of non-controlling interests within the Group’s consolidated financial statements. The remaining 900,000,000 SMPT tokens are remained and kept by SPLP.
Non controlling interest (in Dollars)	$ (3,681,858)	$ (1,509,456)
Net loss attributable to non-controlling interests (in Dollars)	$ 2,146,687	$ 1,430,176	$ 302,762
Aptorum Medical Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Shares issued (in Shares)						112
Non-controlling interest rate	7.00%	6.00%
Reclassified from additional paid-in capital to non-controlling interests (in Dollars)					$ 22,325	$ 10,672
Aptorum Innovation Holding Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	25.00%
Reclassified from additional paid-in capital to non-controlling interests (in Dollars)				$ 3,090
mTOR (Hong Kong) Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	10.00%	10.00%
Acticule Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	20.00%
Lanither Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	20.00%	20.00%
Acticule [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate		20.00%
Minimum [Member] | Aptorum Medical Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate						5.00%
Increase decrease equity interest percentage					6.00%
Minimum [Member] | Aptorum Innovation Holding Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage				75.00%
Maximum [Member] | Aptorum Medical Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate						6.00%
Increase decrease equity interest percentage					7.00%
Maximum [Member] | Aptorum Innovation Holding Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage				100.00%